SUBORDINATED TERM LOAN – RELATED PARTY (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	May 23, 2019	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2016
Offsetting Assets [Line Items]
Subordinated Debts		$ 30,000	$ 30,000
Interest Payable, Current		$ 12,400	$ 11,500	$ 8,000
Subordinated Loan Agreement [Member]
Offsetting Assets [Line Items]
Subordinated Term Loan					$ 15,000
Maturity date	Dec. 31, 2021